Commitments and Contingencies - Schedule of future minimum payments under contractual financial obligations (Details) $ in Thousands	Jul. 31, 2021 CAD ($)
Commitments And Contingencies [Line Items]
Annual minimum payments payable	$ 47,267
July 31, 2022
Commitments And Contingencies [Line Items]
Annual minimum payments payable	18,244
July 31, 2023
Commitments And Contingencies [Line Items]
Annual minimum payments payable	3,846
July 31, 2024
Commitments And Contingencies [Line Items]
Annual minimum payments payable	3,474
July 31, 2025
Commitments And Contingencies [Line Items]
Annual minimum payments payable	2,429
July 31, 2026
Commitments And Contingencies [Line Items]
Annual minimum payments payable	5,802
Thereafter
Commitments And Contingencies [Line Items]
Annual minimum payments payable	$ 13,472